UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6693

Nuveen Select Tax-Free Income Portfolio 3
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            3/31

Date of reporting period:         6/30/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen Select Tax-Free Income Portfolio 3 (NXR)
	June 30, 2013

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Municipal Bonds – 92.8%
	Alaska – 1.2%
$ 2,675	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/14 at 100.00	B+	$ 2,254,383
	Series 2006A, 5.000%, 6/01/32
	California – 17.1%
12,500	Anaheim Public Finance Authority, California, Subordinate Lease Revenue Bonds, Public	No Opt. Call	AA–	3,472,750
	Improvement Project, Series 1997C, 0.000%, 9/01/35 – AGM Insured
1,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los	12/18 at 100.00	BB–	893,430
	Angeles County Securitization Corporation, Series 2006A, 5.600%, 6/01/36
1,125	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	B–	1,063,451
	County Tobacco Securitization Corporation, Series 2005, 5.000%, 6/01/26
2,595	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanente System,	4/16 at 100.00	A+	2,609,740
	Series 2006, 5.000%, 4/01/37
890	California Statewide Community Development Authority, Revenue Bonds, Methodist Hospital	8/19 at 100.00	Aa2	1,050,618
	Project, Series 2009, 6.750%, 2/01/38
290	California Statewide Financing Authority, Tobacco Settlement Asset-Backed Bonds, Pooled	9/13 at 100.00	BBB	289,945
	Tobacco Securitization Program, Series 2002A, 5.625%, 5/01/29
2,275	Folsom Cordova Unified School District, Sacramento County, California, General Obligation	No Opt. Call	A+	994,130
	Bonds, School Facilities Improvement District 4, Series 2007A, 0.000%, 10/01/28 – NPFG Insured
2,885	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	No Opt. Call	A2	1,465,522
	Asset-Backed Revenue Bonds, Series 2005A, 0.000%, 6/01/28 – AMBAC Insured
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
750	4.500%, 6/01/27	6/17 at 100.00	B	705,495
2,090	5.000%, 6/01/33	6/17 at 100.00	B	1,773,428
4,055	Kern Community College District, California, General Obligation Bonds, Series 2003A, 0.000%,	No Opt. Call	Aa2	1,995,668
	3/01/28 – FGIC Insured
11,985	Norwalk La Mirada Unified School District, Los Angeles County, California, General Obligation	No Opt. Call	AA–	4,309,446
	Bonds, Election of 2002, Series 2007C, 0.000%, 8/01/32 – AGM Insured
3,000	Palomar Pomerado Health, California, General Obligation Bonds, Election of 2004, Series 2007A,	No Opt. Call	A+	1,690,740
	0.000%, 8/01/25 – NPFG Insured
8,040	Placentia-Yorba Linda Unified School District, Orange County, California, Certificates of	No Opt. Call	A+	2,419,236
	Participation, Series 2006, 0.000%, 10/01/34 – FGIC Insured
1,500	Placer Union High School District, Placer County, California, General Obligation Bonds, Series	No Opt. Call	AA	545,400
	2004C, 0.000%, 8/01/32 – AGM Insured
8,000	Poway Unified School District, San Diego County, California, School Facilities Improvement	No Opt. Call	Aa2	2,974,480
	District 2007-1 General Obligation Bonds, Series 2009A, 0.000%, 8/01/32
3,940	Rancho Mirage Redevelopment Agency, California, Tax Allocation Bonds, Combined Whitewater and	No Opt. Call	A+	1,133,183
	1984 Project Areas, Series 2003A, 0.000%, 4/01/35 – NPFG Insured
1,030	Riverside Public Financing Authority, California, Tax Allocation Bonds, University Corridor,	8/17 at 100.00	A	970,157
	Series 2007C, 5.000%, 8/01/37 – NPFG Insured
1,250	San Jose, California, Airport Revenue Bonds, Series 2004D, 5.000%, 3/01/28 – NPFG Insured	3/14 at 100.00	A	1,273,150
69,200	Total California			31,629,969
	Colorado – 5.9%
1,540	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.250%, 10/01/40 –	10/16 at 100.00	BBB–	1,467,035
	SYNCORA GTY Insured
400	Colorado Department of Transportation, Certificates of Participation, Series 2004, 5.000%,	6/14 at 100.00	AA– (4)	418,100
	6/15/34 (Pre-refunded 6/15/14) – NPFG Insured
2,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of	1/20 at 100.00	AA	2,029,940
	Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40
1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital	5/17 at 100.00	BBB+	987,490
	Association, Series 2007, 5.250%, 5/15/42
475	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1991D, 7.750%, 11/15/13	No Opt. Call	A+	487,649
	(Alternative Minimum Tax)
3,000	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel,	12/13 at 100.00	N/R (4)	3,059,130
	Senior Lien Series 2003A, 5.000%, 12/01/24 (Pre-refunded 12/01/13) – SYNCORA GTY Insured
5,520	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%, 9/01/28 –	9/20 at 63.98	A	2,413,178
	NPFG Insured
13,935	Total Colorado			10,862,522
	District of Columbia – 0.1%
240	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds,	11/13 at 100.00	A1	242,388
	Series 2001, 6.250%, 5/15/24
	Florida – 2.4%
2,340	Collier County, Florida, Special Obligation Revenue Bonds, Refunding Series 2012, 4.000%, 10/01/13	No Opt. Call	AA	2,362,768
1,000	Florida Department of Environmental Protection, Everglades Restoration Revenue Bonds,	No Opt. Call	A1	1,000,310
	Refunding Series 2010A, 4.000%, 7/01/13
1,000	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Tampa	10/16 at 100.00	A3	1,014,700
	General Hospital, Series 2006, 5.250%, 10/01/41
4,340	Total Florida			4,377,778
	Illinois – 12.7%
15	Chicago Metropolitan Housing Development Corporation, Illinois, FHA-Insured Section 8 Assisted	1/14 at 100.00	AA	15,040
	Housing Development Revenue Refunding Bonds, Series 1992, 6.850%, 7/01/22
2,000	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2006A, 4.625%, 1/01/31 –	1/16 at 100.00	AA–	2,009,160
	AGM Insured
1,050	Illinois Finance Authority, Revenue Bonds, Loyola University of Chicago, Tender Option Bond	No Opt. Call	Aa1	1,109,199
	Trust 1137, 9.436%, 7/01/15 (IF)
260	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A,	7/23 at 100.00	A–	268,588
	6.000%, 7/01/43 (WI/DD, Settling 7/11/13)
2,185	Illinois Finance Authority, Revenue Bonds, YMCA of Southwest Illinois, Series 2005, 5.000%,	9/15 at 100.00	Aa3	1,849,581
	9/01/31 – RAAI Insured
750	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc.,	11/16 at 100.00	BBB+	769,245
	University Center Project, Series 2006B, 5.000%, 5/01/25
1,500	Illinois Health Facilities Authority, Revenue Bonds, Evangelical Hospitals Corporation, Series	No Opt. Call	N/R (4)	1,879,680
	1992C, 6.250%, 4/15/22 (ETM)
310	Illinois Health Facilities Authority, Revenue Bonds, Holy Family Medical Center, Series 1997,	9/13 at 100.00	A	310,502
	5.125%, 8/15/17 – NPFG Insured
2,255	Illinois Health Facilities Authority, Revenue Refunding Bonds, Elmhurst Memorial Healthcare,	9/13 at 100.00	Baa2	2,263,862
	Series 2002, 6.250%, 1/01/17
1,725	Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds, Series 2006C2,	2/16 at 100.00	AA	1,772,955
	5.050%, 8/01/27 (Alternative Minimum Tax)
2,190	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/23	No Opt. Call	A–	2,361,192
1,000	Kankakee & Will Counties Community Unit School District 5, Illinois, General Obligation Bonds,	No Opt. Call	Aa3	661,730
	Series 2006, 0.000%, 5/01/23 – AGM Insured
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 2002A:
2,500	0.000%, 12/15/30 – NPFG Insured	No Opt. Call	AAA	1,033,950
4,775	0.000%, 12/15/31 – NPFG Insured	No Opt. Call	AAA	1,853,989
5,000	0.000%, 12/15/36 – NPFG Insured	No Opt. Call	AAA	1,415,900
2,000	0.000%, 6/15/37 – NPFG Insured	No Opt. Call	AAA	544,940
1,300	Schaumburg, Illinois, General Obligation Bonds, Series 2004B, 5.250%, 12/01/34 (Pre-refunded	12/14 at 100.00	AAA	1,392,170
	12/01/14) – FGIC Insured
2,000	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2007, 5.000%, 3/01/22 –	3/17 at 100.00	A	2,099,600
	NPFG Insured
32,815	Total Illinois			23,611,283
	Indiana – 6.0%
1,000	Franklin Community Multi-School Building Corporation, Johnson County, Indiana, First Mortgage	7/14 at 100.00	A+ (4)	1,049,470
	Revenue Bonds, Series 2004, 5.000%, 7/15/22 (Pre-refunded 7/15/14) – FGIC Insured
3,520	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Methodist Hospitals Inc.,	9/13 at 100.00	BBB	3,524,330
	Series 2001, 5.375%, 9/15/22
1,220	Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, Columbus	No Opt. Call	AA–	1,291,114
	Regional Hospital, Series 1993, 7.000%, 8/15/15 – AGM Insured
2,440	Metropolitan School District Warren Township Vision 2005 School Building Corporation, Marion	No Opt. Call	AA+	2,443,758
	County, Indiana, First Mortgage Bonds, Series 2008, 5.000%, 7/10/13 – AGM Insured
2,295	Shelbyville Central Renovation School Building Corporation, Indiana, First Mortgage Bonds,	7/15 at 100.00	AA+	2,357,539
	Series 2005, 4.375%, 7/15/25 – NPFG Insured
1,000	Zionsville Community Schools Building Corporation, Indiana, First Mortgage Bonds, Series	No Opt. Call	AA–	522,560
	2005Z, 0.000%, 7/15/28 – AGM Insured
11,475	Total Indiana			11,188,771
	Iowa – 2.7%
2,745	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A,	7/16 at 100.00	BB+	2,827,570
	5.000%, 7/01/20
1,330	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company	No Opt. Call	BB–	1,326,343
	Project, Series 2013, 5.000%, 12/01/19
950	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B,	6/17 at 100.00	B+	857,917
	5.600%, 6/01/34
5,025	Total Iowa			5,011,830
	Kansas – 1.2%
	Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial Hospital, Refunding Series 2006:
1,425	5.125%, 7/01/26	7/16 at 100.00	A1	1,460,069
700	4.875%, 7/01/36	7/16 at 100.00	A1	702,520
2,125	Total Kansas			2,162,589
	Maine – 0.0%
35	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 1999B, 6.000%,	9/13 at 100.00	Aaa	35,147
	7/01/19 – NPFG Insured
	Massachusetts – 0.9%
1,600	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2003-9,	8/13 at 100.00	AAA	1,606,927
	5.000%, 8/01/23 (Pre-refunded 8/01/13)
	Michigan – 1.7%
355	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	A+	345,188
	Refunding Senior Lien Series 2012A, 5.250%, 7/01/39
2,730	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B, 4.625%,	7/16 at 100.00	A	2,552,304
	7/01/34 – FGIC Insured
250	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	A1	305,923
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39
3,335	Total Michigan			3,203,415
	Mississippi – 0.4%
725	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/14 at 100.00	AA–	755,138
	Healthcare, Series 2004B-1, 5.000%, 9/01/24
	Montana – 0.8%
1,440	Montana Facilities Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health	1/20 at 100.00	AA	1,464,984
	Services Corporation, Composite Deal Series 2010A, 4.750%, 1/01/40
	Nevada – 2.8%
1,000	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	A+	1,055,170
	International Airport, Series 2010A, 5.250%, 7/01/42
1,625	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Series 2005A, 5.000%,	6/15 at 100.00	AA+	1,746,908
	6/01/18 – FGIC Insured
2,500	North Las Vegas, Nevada, General Obligation Bonds, Series 2006, 5.000%, 5/01/36 – NPFG Insured	5/16 at 100.00	A	2,469,650
5,125	Total Nevada			5,271,728
	New Jersey – 1.1%
4,570	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C,	No Opt. Call	A+	2,091,186
	0.000%, 12/15/28 – AMBAC Insured
	New Mexico – 2.7%
1,000	New Mexico Mortgage Finance Authority, Multifamily Housing Revenue Bonds, St Anthony, Series	9/17 at 100.00	N/R	1,010,740
	2007A, 5.250%, 9/01/42 (Alternative Minimum Tax)
4,000	University of New Mexico, FHA-Insured Hospital Mortgage Revenue Bonds, University of Mexico	7/14 at 100.00	AA–	4,047,160
	Hospital Project, Series 2004, 4.625%, 1/01/25 – AGM Insured
5,000	Total New Mexico			5,057,900
	New York – 4.2%
1,025	Dormitory Authority of the State of New York, FHA Insured Mortgage Hospital Revenue Bonds,	8/16 at 100.00	AAA	1,025,984
	Kaleida Health, Series 2006, 4.700%, 2/15/35
2,385	Long Island Power Authority, New York, Electric System Revenue Bonds, Refunding Series 2010A,	No Opt. Call	A	2,476,846
	5.000%, 5/01/14
1,250	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding	11/22 at 100.00	A	1,376,200
	Series 2012F, 5.000%, 11/15/26
2,500	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	5/17 at 100.00	AAA	2,669,150
	Series 2007B, 4.750%, 11/01/27
265	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	BBB–	296,042
	Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42
7,425	Total New York			7,844,222
	Ohio – 3.3%
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
1,345	5.375%, 6/01/24	6/17 at 100.00	B–	1,232,800
1,465	6.000%, 6/01/42	6/17 at 100.00	BB+	1,229,164
435	5.875%, 6/01/47	6/17 at 100.00	B	352,946
3,720	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/22 at 100.00	B	3,224,645
	Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37
6,965	Total Ohio			6,039,555
	Oklahoma – 1.7%
3,000	Oklahoma Development Finance Authority, Revenue Bonds, St. John Health System, Series 2004,	2/14 at 100.00	A (4)	3,088,260
	5.000%, 2/15/24 (Pre-refunded 2/15/14)
	Pennsylvania – 2.3%
2,435	Dauphin County Industrial Development Authority, Pennsylvania, Water Development Revenue	No Opt. Call	A–	2,823,163
	Refunding Bonds, Dauphin Consolidated Water Supply Company, Series 1992B, 6.700%, 6/01/17
500	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Widener University,	7/13 at 100.00	A–	501,505
	Series 2003, 5.250%, 7/15/24
1,000	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue	12/20 at 100.00	AA	906,780
	Bonds, Series 2010B, 0.000%, 12/01/30
3,935	Total Pennsylvania			4,231,448
	Puerto Rico – 2.7%
945	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%,	No Opt. Call	BBB	852,210
	7/01/31 – AMBAC Insured
1,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/19 at 100.00	A+	1,040,200
	2009A, 6.000%, 8/01/42
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
1,170	0.000%, 8/01/40 – NPFG Insured	No Opt. Call	AA–	233,029
12,000	0.000%, 8/01/41 – NPFG Insured	No Opt. Call	AA–	2,247,480
9,015	0.000%, 8/01/54 – AMBAC Insured	No Opt. Call	AA–	683,968
24,130	Total Puerto Rico			5,056,887
	Rhode Island – 0.6%
1,150	Rhode Island Economic Development Corporation, Airport Revenue Bonds, Refunding Series 2005A,	7/15 at 100.00	A	1,136,729
	4.625%, 7/01/26 – NPFG Insured (Alternative Minimum Tax)
	South Carolina – 1.7%
1,500	Lexington County Health Service District, South Carolina, Hospital Revenue Refunding and	11/13 at 100.00	AA– (4)	1,529,190
	Improvement Bonds, Series 2003, 6.000%, 11/01/18 (Pre-refunded 11/01/13)
1,500	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds,	8/14 at 100.00	A (4)	1,565,655
	Series 2004A, 5.250%, 8/15/20 (Pre-refunded 8/15/14) – NPFG Insured
3,000	Total South Carolina			3,094,845
	South Dakota – 0.5%
1,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sioux Valley	11/14 at 100.00	A+	1,010,830
	Hospitals, Series 2004A, 5.250%, 11/01/34
	Texas – 8.9%
1,500	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2005, 5.000%,	1/15 at 100.00	A (4)	1,600,245
	1/01/45 (Pre-refunded 1/01/15) – FGIC Insured
250	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011,	1/21 at 100.00	Baa2	269,705
	6.000%, 1/01/41
2,500	Harris County Health Facilities Development Corporation, Texas, Thermal Utility Revenue Bonds,	11/13 at 100.00	AA (4)	2,544,400
	TECO Project, Series 2003, 5.000%, 11/15/30 (Pre-refunded 11/15/13) – NPFG Insured
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H:
1,095	0.000%, 11/15/32 – NPFG Insured	11/31 at 94.05	A	341,892
2,510	0.000%, 11/15/36 – NPFG Insured	11/31 at 73.51	A	596,401
1,885	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3,	11/24 at 62.70	A	589,345
	0.000%, 11/15/32 – NPFG Insured
4,095	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Refunding Bonds, Series	11/30 at 61.17	A	904,053
	2001A, 0.000%, 11/15/38 – NPFG Insured
1,275	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson	2/16 at 100.00	BBB–	1,282,357
	Memorial Hospital Project, Series 2005, 5.375%, 8/15/35
2,255	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds,	11/20 at 100.00	BBB–	2,238,651
	Southwest Airlines Company, Series 2010, 5.250%, 11/01/40
290	North Texas Tollway Authority, First Tier System Revenue Refunding Bonds, Capital Appreciation	1/25 at 100.00	AA–	305,901
	Series 2008I, 0.000%, 1/01/42 – AGC Insured
3,000	Texas State, Public Finance Authority Revenue Bonds, Unemployment Compensation Obligation	No Opt. Call	Aaa	3,001,200
	Assessment, Series 2010A, 5.000%, 7/01/13
1,000	Texas Water Development Board, State Revolving Fund Revenue Bonds, Subordinate Lien Series	No Opt. Call	AAA	1,002,290
	2009A-1, 5.000%, 7/15/13
1,750	Texas, General Obligation Bonds, Water Financial Assistance Program, Series 2003A, 5.125%,	8/13 at 100.00	Aaa	1,750,700
	8/01/42 (Alternative Minimum Tax)
23,405	Total Texas			16,427,140
	Utah – 0.8%
5,465	Utah Transit Authority, Sales Tax Revenue Bonds, Series 2007A, 0.000%, 6/15/36	6/17 at 38.77	A1	1,523,697
	Virginia – 2.1%
1,000	Henrico County Economic Development Authority, Virginia, Residential Care Facility Revenue	9/13 at 102.500	BBB	1,003,540
	Bonds, Westminster Canterbury of Richmond, Series 2006, 5.000%, 10/01/35
1,000	Virginia Public Building Authority, Public Facilities Revenue Bonds, Series 2005A, 5.000%, 8/01/13	No Opt. Call	AA+	1,004,440
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River
	Crossing, Opco LLC Project, Series 2012:
500	6.000%, 1/01/37 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	511,160
1,510	5.500%, 1/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	1,449,223
4,010	Total Virginia			3,968,363
	Washington – 2.8%
990	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research	1/21 at 100.00	A	1,034,946
	Center, Series 2011A, 5.625%, 1/01/35
4,000	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services,	10/22 at 100.00	AA	4,119,240
	Series 2012A, 5.000%, 10/01/32
4,990	Total Washington			5,154,186
	Wisconsin – 1.5%
1,250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,	2/22 at 100.00	A–	1,265,225
	Series 2012B, 5.000%, 2/15/32
1,440	Wisconsin, General Obligation Refunding Bonds, Series 2003-3, 5.000%, 11/01/26	11/13 at 100.00	AA	1,461,917
2,690	Total Wisconsin			2,727,142
$ 254,825	Total Municipal Bonds (cost $164,623,008)			172,131,242

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Corporate Bonds – 0.0%
	Transportation – 0.0%
$ 84	Las Vegas Monorail Company, Senior Interest Bonds (5), (6)	5.500%	7/15/19	N/R	$ 21,019
25	Las Vegas Monorail Company, Senior Interest Bonds (5), (6)	3.000%	7/15/55	N/R	4,920
$ 109	Total Corporate Bonds (cost $2,067)				25,939

Principal			Optional Call
Amount (000)	Description (1)		Provisions (2)	Ratings (3)	Value
	Short-Term Investments – 1.9%
	Texas – 1.9%
$ 3,520	Texas State, Tax and Revenue Anticipation Notes, Series 2012, 2.500%, 8/30/13 (7)		No Opt. Call	SP-1+	$ 3,534,538
	Total Short-Term Investments (cost $3,533,560)				3,534,538
	Total Investments (cost $168,158,635) – 94.7%				175,691,719
	Other Assets Less Liabilities – 5.3%				9,850,457
	Net Assets – 100%				$ 185,542,176

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$172,131,242	$ —	$172,131,242
Corporate Bonds	—	—	25,939	25,939
Short-Term Investments:
Municipal Bonds	—	3,534,538	—	3,534,538
Total	$ —	$175,665,780	$25,939	$175,691,719

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of June 30, 2013, the cost of investments was $167,384,857.

Gross unrealized appreciation and gross unrealized depreciation of investments as of June 30, 2013, were as follows:

Gross unrealized:
Appreciation	$10,209,565
Depreciation	(1,902,703)
Net unrealized appreciation (depreciation) of investments	$ 8,306,862

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board of Trustees. For fair value measurement disclosure purposes, investment classified as Level 3.
(6)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on
July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015)
maturing on July 15, 2055. The Fund’s custodian is not accruing income on the Fund’s records for either senior interest corporate bond.
(7)	Investment has a maturity of more than a year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
N/R	Not rated.
WI/DD	Investment, or portion of investment purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Select Tax-Free Income Portfolio 3

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         August 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         August 29, 2013

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         August 29, 2013